UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:        SLS Offshore Fund, Ltd.

Address:     c/o Citi Hedge Fund Services (Cayman), Ltd.
             Cayman Corporate Centre
             27 Hospital Road

             P.O. Box 1748
             George Town, Grand Cayman KY1-1009
             Cayman Islands

13F File Number: 28-10548


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Rohlfing
Title:  Chief Financial Officer
Phone:  (212) 537-3600


Signature, Place and Date of Signing:


/s/ Steven Rohlfing             New York, New York          February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):


[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




List of Other Managers Reporting for this Manager:


Form 13F File Number                       Name
--------------------                       -------------------
28-05389                                   SLS Management, LLC














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